CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2023	Jan. 17, 2022	Sep. 09, 2023	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2022	Apr. 27, 2022	Apr. 14, 2022
Short-Term Debt [Line Items]
Principal amount				$ 2,250,000			$ 1,400,750		$ 1,400,750		$ 1,455,750	$ 2,250,000
Debt Instrument, Convertible, Conversion Price							$ 25,000		$ 25,000
Debt instrument, convertible, associated derivative transactions, description			From August 29 to September 9, 2023, the remaining lenders and the Company entered into an amendment to the Note (“Amendment to Promissory Note”) that the Company’s ordinary shares on the Nasdaq Capital Market (the “Uplist”), the Company shall within three (3) business days after the Uplist, pay to the Holders amounts equal to 105% of the total outstanding balance of the Convertible Debenture
Senior notes							$ 1,200,000		$ 1,200,000
Number of shares converted									25,000
Interest expense							$ 139,876	$ 58,692	$ 211,383	$ 172,255	$ 224,885	27,450
Proceeds from legal settlements									$ 10,000
Warrants to purchase											124,223		57,142	111,972	115,540
Number of shares issued	194,551,716
Cashless warrant shares exercised							22,338		22,338		14,233
Debt conversion amount											$ 1,038,426
Conversion of shares											1,384,564
Interest expense											$ 224,885	$ 27,447
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase				90,000	90,000	90,000						90,000
Warrants to purchase				1,800,000			35,861		35,861		841,440	1,800,000
Warrant [Member] | Mast Hill Fund LP [Member]
Short-Term Debt [Line Items]
Warrants to purchase											600,000
Warrant [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Ownership percentage							4.90%		4.90%		4.90%
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued									8,000,000
Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Warrants to purchase				90,000							6,211	90,000			5,777
Warrants to purchase											42,072
Reverse Stock Split [Member] | Mast Hill Fund LP [Member]
Short-Term Debt [Line Items]
Warrants to purchase											30,000
Lenders [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase							10,000		10,000		200,000
Excise price							$ 25		$ 25		$ 1.25
Excise price, percentage									125.00%		125.00%
Lenders [Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Excise price											$ 25
Lenders [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Warrants to purchase											10,000
Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued		137,500
Subscribtion price		$ 16.0
Gross proceeds		$ 2,200,000
Exercise price		$ 17.6
FourthMan[Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised															115,540
FourthMan[Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised															5,777
Tarlos [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised														111,972
Tarlos [Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised														5,599
BlueLake [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised													57,142
BlueLake [Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised													2,858
Seven Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount				$ 2,250,000	$ 2,250,000	$ 2,250,000						$ 2,250,000
Issuance price discounted percentage				90.00%	90.00%	90.00%						90.00%
Interest rate				8.00%	8.00%	8.00%	8.00%		8.00%			8.00%
Proceeds from debt issuance costs				$ 1,793,000	$ 1,793,000	$ 1,793,000			$ 1,793,000
Proceeds from debt issuance costs									162,000
Proceeds from Issuance Initial Public Offering									$ 15,000,000
Debt Conversion, Converted Instrument, Rate									70.00%
Debt Instrument, Convertible, Conversion Price							$ 15.0		$ 15.0
Debt issuance cost				$ 162,000	$ 162,000	$ 162,000						$ 162,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate							16.00%		16.00%		8.00%
Proceeds from Issuance Initial Public Offering											$ 15,000,000
Debt Conversion, Converted Instrument, Rate											70.00%
Debt Instrument, Convertible, Conversion Price											$ 0.75
Default interest rate											16.00%
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Percentage of prepayment penalty									10.00%		10.00%